Capital risk (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Capital of variable interest entity	¥ 450,000
Hubei Province [Member]
Disclosure of transactions between related parties [line items]
Capital requirement, description	the capital requirement for the microfinance industry is that the registered capital shall not be less than RMB50 million.